CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue (Note 5)
Revenue	$ 159,218	$ 138,016	$ 107,727
Costs and expenses
Total costs and expenses	106,874	84,954	67,161
Selling, general and administrative expenses	47,319	44,048	40,152
Operating income (loss)	5,025	9,014	414
Other income (expenses)
Non-operating income	201	12	11
Interest expense	(7,467)	(7,258)	(6,690)
Income (loss) before income taxes	(2,241)	1,768	(6,265)
Benefit (provision) from income taxes (Note 7)	104	(31)	2,767
Net income (loss)	(2,137)	1,737	(3,498)
Less: Net income attributable to non-controlling interest (Note 2)	(4,264)	(3,377)	(2,335)
Net income (loss) attributable to Telos Corporation (1)(2)	$ (6,401)	$ (1,640)	$ (5,833)
Pro forma net earnings (loss) per share attributable to Telos Corporation, basic and diluted (in dollars per share)	$ 0	$ 0	$ 0
Pro forma weighted-average shares of common stock outstanding, basic and diluted (unaudited) (in shares)	0	0	0
Class A Common Stock [Member]
Other income (expenses)
Net loss per share attributable to Telos Corporation, basic and diluted (in dollars per share)	$ (0.13)	$ (0.04)	$ (0.13)
Weighted-average shares outstanding, basic and diluted (in shares)	43,504	42,285	41,041
Class B Common Stock [Member]
Other income (expenses)
Net loss per share attributable to Telos Corporation, basic and diluted (in dollars per share)	$ (0.13)	$ (0.04)	$ (0.13)
Weighted-average shares outstanding, basic and diluted (in shares)	4,038	4,038	4,038
Services [Member]
Revenue (Note 5)
Revenue	$ 143,581	$ 120,990	$ 81,606
Costs and expenses
Total costs and expenses	98,772	76,857	49,965
Products [Member]
Revenue (Note 5)
Revenue	15,637	17,026	26,121
Costs and expenses
Total costs and expenses	$ 8,102	$ 8,097	$ 17,196